PREPAIDS, ADVANCES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Prepaids and Advances
	December 31, 2020	December 31, 2019
Prepaid expenses	$1,404	$281
Deposits	109	169
Other advances	1,661	2,834
Total	$3,174	$3,284